Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Silvercorp [Member]
Related Party Transactions (Details) [Line Items]
Office and administrative expenses	$ 823,195	$ 844,949